Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other income and (expenses) [Abstract]
Gain on disposal of property, plant and equipment	$ 262	$ 375	$ 59
Exchange gain (loss)	(205)	40	53
Provision for doubtful accounts, net	$ (73)	19	(214)
Impairment of property, plant and equipment		(490)	$ (197)
Impairment of goodwill		(392)
Others	$ 109	234	$ 532
Other income (expenses), net from continuing operations	$ 93	$ (214)	$ 233